As filed with the Securities and Exchange Commission on March 30, 2012
1933 Act Registration No. 333-40937
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 49 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 294 /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln ChoicePlus, Lincoln ChoicePlus II, and
Lincoln ChoicePlus Assurance (B Share)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Charles A. Brawley, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on _______________________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _______________________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share,
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Signature

Supplement dated March 30, 2012

This supplement to the prospectus for your individual variable annuity contract introduces Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, available beginning April 2, 2012. This supplement is for informational purposes and requires no action on your part unless you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

OVERVIEW

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature available under Lincoln Lifetime IncomeSM Advantage 2.0 and is available to contractowners who invest their contract value in specific subaccounts.  This feature provides a higher Guaranteed Annual Income percentage than you would receive under Lincoln Lifetime IncomeSM Advantage 2.0. There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.  In order to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must allocate 100% of your contract value among one or more of the following subaccounts only, each a fund of the Lincoln Variable Insurance Products Trust (LVIP): LVIP Protected Profile Conservative Fund, LVIP Protected Profile Growth Fund, LVIP Protected Profile Moderate Fund, LVIP Delaware Bond Fund and LVIP SSgA Bond Index Fund.

All other terms of Lincoln Lifetime IncomeSM Advantage 2.0 remain unchanged.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Special Terms - The following sentences are added to the definition of Lincoln Lifetime IncomeSM Advantage 2.0 definition in the Special Terms section of the prospectus:

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime Income Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to certain Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

Expense Tables - The following sentence will be added to the Expense Tables section of the prospectus heading “Optional Living Benefit Rider Charges – Other Than i4LIFE Advantage” and in the row titled “Lincoln Lifetime IncomeSM Advantage 2.0”.

There is no Additional Charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.

Summary Of Common Questions - The following paragraph is inserted in the “Summary of Common Questions” section of the prospectus, immediately following the paragraph titled “What is Lincoln Lifetime IncomeSM Advantage 2.0?”

What is Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds?  Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to certain Investment Requirements. See The Contracts - Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

Charges and Other Deductions – Rider Charges - The following sentence is added to the Charges and Deductions section of the prospectus, under “Rider Charges”, at the end of the first paragraph under the title “Lincoln Lifetime IncomeSM Advantage 2.0”.

There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.

The Contracts - Investment Requirements - The following paragraph is added to “The Contracts” section of the prospectus, at the end of the “Investment Requirements” section:

If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must allocate 100% of your contract value among one or more of the following subaccounts only: LVIP Protected Profile Conservative Fund, LVIP Protected Profile Growth Fund, LVIP Protected Profile Moderate Fund, LVIP Delaware Bond Fund and LVIP SSgA Bond Index Fund. You must comply with the Investment Requirements during the period of time you own Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds (the minimum time period for ownership is specified under the Termination section of this rider). If you do not wish to adhere to the Investment Requirements after the minimum time period of ownership has expired, you must terminate Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. See Lincoln Lifetime IncomeSM Advantage 2.0 – Termination for more information.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 - The following section is added to “The Contracts” section of the prospects, under “Living Benefits”, and under the heading “Lincoln Lifetime IncomeSM Advantage 2.0”, inserted immediately following the section titled “Guaranteed Annual Income Percentages by Ages”.

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds - Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income percentage than you would receive under Lincoln Lifetime IncomeSM Advantage 2.0, if you adhere to certain Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. The age bands and percentages are listed in the table below.

Guaranteed Annual Income Percentages under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds

Age (Single Life Option)	Guaranteed Annual Income Percentage (Single Life Option)	Age (Joint Life Option – younger of you or your spouse’s age)	Guaranteed Annual Income Percentage (Joint Life Option)
55-59.5	4%	55-64	4%
59.5+	5%	65+	5%

For example, if you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds at age 57 (single life option), your Guaranteed Annual Income amount percentage would be 4%. If you wait until you reach age 60 (single life option) to make your first withdrawal, your Guaranteed Annual Income amount percentage would be 5%.

Availability - Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds will be available for purchase beginning on April 2, 2012.You cannot elect Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds together with any other Living Benefits rider offered under your contract. If you are an existing contractowner and you have previously purchased Lincoln Lifetime IncomeSM Advantage 2.0, you are not eligible to purchase Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds as there would be no additional benefit to you.

If you are an existing contractowner and have elected a Living Benefit rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will have a transition period of 30 days prior to or after your first Benefit Year Anniversary after Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds becomes available to terminate your current Living Benefit Rider and elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. Outside of the transition period, you must first terminate your existing Living Benefit rider, subject to the termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. For further information on termination rules, see the “Termination” section associated with your Living Benefit rider in your prospectus. In all cases, by terminating your existing Living Benefit rider, you will no longer be entitled to any of the benefits that have accrued under that rider.

The Contracts – Living Benefit Riders – i4LIFE® Advantage – Guaranteed Income Benefit with i4LIFE® Advantage - Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4). If you elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will receive a higher percentage for calculating the initial Guaranteed Income Benefit than you would have received under Lincoln Lifetime IncomeSM Advantage 2.0. If you decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4), you must continue to adhere to the Investment Requirements applicable to Lifetime IncomeSM Advantage 2.0 Protected Funds.  If you do not wish to adhere to the Investment Requirements after the minimum time period of ownership has expired, you must terminate your rider. See i4LIFE® Advantage with Guaranteed Income Benefit -Termination for more information.

The following disclosure describes how the amount of the Guaranteed Income Benefit percentage is calculated under the Guaranteed Income Benefit with i4LIFE® Advantage (version 4) for contractowners who elected the Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds option.

The following chart and disclosure is added to “The Contracts” section of your prospectus, under “Living Benefit”, in the section title “Guaranteed Income Benefit with i4LIFE® Advantage”, under the heading “Guaranteed Income Benefit (version 4)”, immediately following the footnote under the chart titled “Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit”.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds

If you elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the age of the youngest life under a joint life option) at the time Guaranteed Income Benefit is elected. The specified percentages of the Account Value and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the table below.

Age (Single and Joint Life Options)	Percentage of Account Value or Income Base*
Under 40	2.5%
40-54	3.0%
55-under 59.5	3.5%
59.5-64	4.0%
65-69	4.5%
70-79	5.0%
80 and above	5.5%

*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the effective date of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds (if there has not been any Automatic Annual Step-up) if greater than the contract value to establish the initial Guaranteed Income Benefit.

***

Please keep this Supplement with your prospectus for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III
American Legacy® III C Share, American Legacy® III View
American Legacy® Design, American Legacy® Signature
American Legacy® Shareholder’s Advantage

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share
American Legacy® III View, American Legacy® Design
American Legacy® Signature, American Legacy® Shareholder’s Advantage

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Signature

Supplement dated March 30, 2012

This supplement describes changes to the prospectus for your variable annuity contract. It is for informational purposes and requires no action on your part.

The following change will be effective for elections of the Lincoln Lifetime IncomeSM Advantage 2.0 rider on or after April 2, 2012:
•	age bands and Guaranteed Annual Income percentages under Lincoln Lifetime IncomeSM Advantage 2.0.

The following change will be effective for elections of the i4LIFE® Advantage Guaranteed Income Benefit rider on or after May 21, 2012:
•	age bands and percentages for calculating the initial Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (version 4).

These changes result in the following revisions to your prospectus as supplemented. All other provisions of your prospectus remain unchanged.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0.

The following chart in the Withdrawal Amount paragraph of this section outlines age bands and percentages that will apply to Lincoln Lifetime IncomeSM Advantage 2.0 elections on or after   April 2, 2012:

Guaranteed Annual Income Percentages by Ages:

Age (single life option)	Guaranteed Annual Income amount percentage (single life option)	Age (joint life option – younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage (joint life option)
55-59.5	3.50%	55-64	3.50%
59.5-64	4.00%	65-69	4.50%
65-69	4.50%	70+	5.00%
70+	5.00%

The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage.  The following chart in the Guaranteed Income Benefit (version 4) paragraph of this section outlines age bands and percentages that will apply to purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012, and for all other elections of Guaranteed Income Benefit on or after May 21, 2012:

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit

Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.0%
40-54	2.5%
55-59.5	3.0%
59.5-64	3.5%
65-69	4.0%
70-74	4.5%
75+	5.0%

Contractowners who elected Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, but elected i4LIFE® Advantage and Guaranteed Income Benefit (version 4) on or after April 2, 2012, will receive the age band and Guaranteed Income Benefit percentage effective as of the date they elected Lincoln Lifetime IncomeSM Advantage 2.0.

***
Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III
American Legacy® III C Share
American Legacy® III View, American Legacy® Design
 American Legacy® Signature
American Legacy® Shareholder’s Advantage

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II
ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design
ChoicePlusSM Rollover, ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III
American Legacy® III C Share, American Legacy® III View
American Legacy® Design
 American Legacy® Signature
American Legacy® Shareholder’s Advantage

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II
ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Signature

Supplement dated March 30, 2012 to the 2011 Prospectus

This supplement outlines changes to your individual variable annuity prospectus that will apply to riders elected on or after April 2, 2012. It is for informational purposes only and requires no action on your part.

Lincoln Lifetime IncomeSM Advantage 2.0 – i4LIFE® Advantage Option: Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012 and decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) prior to the 5th Benefit Year anniversary will have a minimum Access Period of the longer of 20 years or the difference between your age and age 100, for both qualified and non-qualified contracts. Elections made after the 5th Benefit Year anniversary will have a minimum Access Period of the greater of 20 years or the difference between your age and age 95 for both qualified and non-qualified contracts.

Please retain this supplement for future reference.

PART A

The prospectuses for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-40937) filed on April 6, 2011.

Supplements to the prospectuses for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-40937) filed on June 3, 2011.

Supplements to the prospectuses for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-40937) June 16, 2011.

Supplement to the prospectuses for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-40937) December 30, 2011.

Supplement to the prospectuses for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to 497 Filing (File No. 333-40937) January 17, 2012.

PART B

The Statements of Additional Information for the ChoicePlus, ChoicePlus II, and ChoicePlus Assurance (B Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-40937) filed on April 6, 2011.

Financial Statements
The December 31, 2011 financial statements of the VAA and the December 31, 2011 consolidated financial statements of Lincoln Life appear on the following pages.

<MODULE>
<NAME> LNL-GAAP2011
<CIK> 0000726865
<CCC> sdtaqk*2
</MODULE>
<MODULE>
<NAME> LLACCTN_2011
<CIK> 0000920369
<CCC> ccu8zuu#
</MODULE>

Lincoln Life Variable Annuity Account N

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is included in Part A of the Registration Statement. (To Be Filed by Amendment)

2. Part B

The following financial statements for the Variable Account are included in Part B of this Registration Statement.

Statement of Assets and Liabilities - December 31, 2011
Statement of Operations - Year ended December 31, 2011
Statements of Changes in Net Assets - Years ended December 31, 2011 and 2010
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement.

Consolidated Balance Sheets - Years ended December 31, 2011 and 2010
Consolidated Statements of Income - Years ended December 31, 2011, 2010, and 2009
Consolidated Statements of Shareholder’s Equity - Years ended December 31, 2011, 2010 and 2009
Consolidated Statements of Cash Flows - Years ended December 31, 2011, 2010 and 2009
Notes to Consolidated Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 24, 1997.

(2) Not Applicable.

(3) (a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

(b) Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

(c) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

(d) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

(e) Form of Amendment to Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

(f) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

(g) ChoicePlus Selling Agreement with Affiliates (11/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

(h) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

(b) ChoicePlus Settlement Contract Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

(c) ChoicePlus Form of Income Contract Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

(d) ChoicePlus Nursing Care Waiver of Surrender/Withdrawal Charges Rider incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-40937) filed on April 29, 1999.

(e) ChoicePlus Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

(f) ChoicePlus Section 457 Government Deferred Compensation Plan Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

(g) ChoicePlus IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

(h) ChoicePlus Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

(i) ChoicePlus Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

(j) ChoicePlus Contract Amendment (Definitions) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

(k) ChoicePlus Contract Amendment (Death Benefit) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 1, 2000.

(l) ChoicePlus Contract Amendment (CRT) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

(m) ChoicePlus Contract Amendment (AG) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

(n) ChoicePlus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

(o) ChoicePlus and ChoicePlus II Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

(p) ChoicePlus and ChoicePlus II Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

(q) ChoicePlus II Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

(r) ChoicePlus II Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

(s) ChoicePlus II Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

(t) ChoicePlus II 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

(u) ChoicePlus II Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

(v) ChoicePlus II 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

(w) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

(x) Accumulation Benefit Enhancement (ABE) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

(y) Estate Enhancement Benefit Rider w/5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

(z) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

(aa) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(bb) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(cc) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(dd) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(ee) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(ff) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(gg) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(hh) Variable Annuity Income Rider (I4LA-NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(ii) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(jj) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(kk) 32793 GMWB Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(ll) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(mm) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(nn) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(oo) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(pp) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(qq) GOP prorate incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(rr) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

(ss) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

(tt) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2003.

(uu) Variable Annuity Income Rider (I4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2003.

(vv) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

(ww) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(xx) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(yy) Variable Annuity Income Rider (i4LA-NQ PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(zz) Variable Annuity Income Rider (i4LA-Q PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(aaa) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(bbb) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

(ccc) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

(ddd) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

(eee) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

(fff) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

(ggg) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

(hhh) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on December 21, 2006.

(iii) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

(jjj) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

(kkk) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(lll) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(mmm) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(nnn) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(ooo) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(ppp) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

(qqq) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(rrr) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(sss) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(ttt) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(uuu) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(vvv) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(www) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(xxx) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(yyy) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(zzz) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(a-4) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(b-4) Variable Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(c-4) Variable Annuity Living Benefit Rider (LINC 2.0 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed on January 30, 2012.

(5) (a) ChoicePlus Application incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(b) ChoicePlus II Application incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

(c) ChoicePlus Assurance (B Share) Application (CPAB 1/08) incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-40937) filed on April 10, 2008.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

(b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) (a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8) (a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(ii) DWS Investment VIT Funds incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(iv) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(viii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(ix) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(xiii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(xiv) DWS Variable Series Funds II incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(xv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effectivde Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(vi) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(viii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xii) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(c) Accounting and Financial Administration Services Agreement among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) (a) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

(b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-40937) filed on June 15, 2001.

(c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed April 24, 2003.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-170695) filed on March 30, 2012.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Mark E. Konen***	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director
Charles A. Brawley, III**	Vice President and Secretary
C. Phillip Elam, II***	Senior Vice President and Chief Investment Officer
Jeffrey D. Coutts***	Senior Vice President and Treasurer

*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**	Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of January 30, 2012 there were 204,664 contract owners under Account N.

Item 28. Indemnification

(a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be int he best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Variable Insurance Products Trust; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Jeffrey D. Coutts****	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Senior Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Thomas P. O'Neill*	Senior Vice President and Director
Linda E. Woodward***	Secretary

*	Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802
****	Principal Business address is 100 N. Greene Street, Greensboro, NC 27401
(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 49 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 30th day of March, 2012.

Lincoln Life Variable Annuity Account N (Registrant) Lincoln ChoicePlus, Lincoln ChoicePlus II, and Lincoln ChoicePlus Assurance (B Share)
By:	/s/ Delson R. Campbell Delson R. Campbell Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Brian A. Kroll Brian A. Kroll (Signature-Officer of Depositor) Senior Vice President, The Lincoln National Life Insurance Company (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 30, 2012.

Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Charles C. Cornelio	Executive Vice President, Chief Administrative Officer and Director
* C. Phillip Elam II	Senior Vice President and Chief Investment Officer
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Mark E. Konen	Senior Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Delson R. Campbell Delson R. Campbell	Pursuant to a Power of Attorney